WARRANTS (Details) - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 25, 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		20,263,500	20,263,500
Exercise price of warrants or rights (in dollars per share)		$ 11.50	$ 11.50
Expiration of warrants (in years)			5 years
Warrants exercised (in shares)	0	0
Common Class A
Class of Warrant or Right [Line Items]
Number of securities called by each warrant or right (in shares)		0.50	0.50
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	17,256,300	15,982,520	15,000,000
Redemption price (in dollars per share)	$ 0.01
Minimum prior written notice of redemption period	30 days
Trading days within trading day period	20 days
Trading day period	30 days
Last sale price of ordinary shares (in dollars per share)	$ 18
Private Placement
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	3,007,200	4,280,980	5,263,500
Period after closing of transaction	30 days